Subscription Agreement (Details) - Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs - Level 3 Inputs [Member]	Dec. 31, 2023	Dec. 18, 2023
Exercise Price [Member]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs [Line Items]
Significant assumptions	0.25	0.25
Term [Member]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs [Line Items]
Significant assumptions	1.2	1.5
Expected Stock Price Volatility [Member]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs [Line Items]
Significant assumptions	95	100
Risk-free Rate of Interest [Member]
Schedule of Assumptions Used in Monte-Carlo Model, Which Utilizes Level 3 Inputs [Line Items]
Significant assumptions	4.64	4.64